Net Income Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	¥ 292,170	$ 41,968	¥ 50,544	¥ 8,033
Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,156,507	208,156,507	71,771,033	20,684,681
Dilutive effect of share options	7,699,070	7,699,070	7,819,747	4,895,125
Denominator for diluted calculation	215,855,577	215,855,577	79,590,780	25,579,806
Basic net income per ordinary share | (per share)	¥ 1.40	$ 0.20	¥ 0.70	¥ 0.39
Diluted net income per ordinary share | (per share)	¥ 1.35	$ 0.19	¥ 0.64	¥ 0.31